Document and Entity Information	Sep. 24, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002011498
Document Type	8-K
Document Period End Date	Sep. 24, 2025
Entity Registrant Name	AGL PRIVATE CREDIT INCOME FUND
Entity File Number	814-01782
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	99-4917603
Entity Address, Address Line One	535 Madison Avenue
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	973-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false